Noncontrolling Interests - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended
	Aug. 31, 2011 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2010	Jun. 30, 2011 Genworth Canada CAD	Aug. 31, 2010 Genworth Canada CAD	Jul. 31, 2009 Genworth Canada	Jun. 30, 2011 Brookfield Life Assurance Company Limited CAD	Aug. 31, 2010 Brookfield Life Assurance Company Limited CAD
Noncontrolling Interest [Line Items]
Percentage of Genworth Canada common share owned by parent company at time of initial public offering										57.50%
Repurchase of subsidiary shares through substantial issuer bid, number of shares								6.2	12.3
Common shares repurchased, value								160	325
Brookfield proportionate tender in issuer bid											90	187
Percentage of Genworth Canada common shares owned by parent company				57.50%			57.50%	57.50%
Estimated market value of common shares, used in intercompany transaction to increase statutory capital	375
Dividend paid to noncontrolling interests		$ 13	$ 12	$ 50	$ 67	$ 43